Income Taxes - Schedule of Components of Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Schedule of Components of Income Taxes [Abstract]
Domestic	$ (5,889,163)	$ 19,809,584	$ (8,072,027)	$ (11,367,084)	$ (11,618,649)	$ (28,261,210)
Foreign	(2,032,900)	(5,384,145)	(5,733,590)	(15,390,894)	(22,658,603)	(33,770,866)
Income/(Loss) before income taxes	(7,922,063)	14,425,439	(13,805,617)	(26,757,978)	(34,277,252)	(62,032,076)
Current Taxes
U.S. federal
U.S. state and local
Foreign
Current taxes
Deferred Taxes
U.S. federal
U.S. state and local
Foreign
Deferred Taxes
Provision for income taxes